Dechert LLP
Bank of America Corporate Center
Telephone: (704) 339-3100
Fax: (704) 339-3101

VIA EDGAR

February 29, 2008

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	The Westport Funds (“Registrant”) File Nos. 333-35821 and 811-08359

Ladies and Gentlemen,

On behalf of the Registrant, enclosed for filing via the EDGAR system pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 14 to the Registration Statement under the Investment Company Act of 1940, as amended. The amendment is being filed for the purposes of: (i) reflecting changes with respect to the Registrant’s service providers; (ii) including an additional Trustee; and (iii) making certain non-material changes, as appropriate.

No fees are required in connection with this filing. Should you have any questions, feel free to contact the undersigned at 704.339.3151.

Sincerely,

/s/ Frederick Sherley
Frederick Sherley
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